CARILLON SERIES TRUST

Carillon Eagle Growth & Income Fund

SUPPLEMENT DATED AUGUST 23, 2023

TO THE PROSPECTUS AND SUMMARY

PROSPECTUS DATED MARCH 1, 2023

Effective August 15, 2023, Jeffrey D. Bilsky replaced Harald Hvideberg, CFA@ as a Portfolio Manager for the Carillon Eagle Growth & Income Fund (the “fund”). Accordingly, effective as of August 15, 2023, the following changes are made to the fund’s Prospectus and Summary

Prospectus, as applicable:

The “Portfolio Managers” section on page 5 of the Summary Prospectus and the “Summaries – Carillon Eagle Growth & Income Fund – Portfolio Managers” section on page 18 of the

Prospectus is deleted and replaced with the following:

Portfolio Managers | David Blount, CFA®, Brad Erwin, CFA®, and Jeffrey D. Bilsky are Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Mr. Blount has served as the fund’s Portfolio Manager since 2011. Mr. Erwin has served as the fund’s Portfolio Manager since July 1, 2019. Mr. Bilsky has served as the fund’s Portfolio Manager since August 15, 2023. Mr. Bilsky is a Co-Portfolio Manager at Chartwell Investment Partners, LLC. He is also an employee of Eagle Asset Management, Inc. (“Eagle”) and serves as a Portfolio Manager of the fund in his capacity as an employee of Eagle.

In the “Portfolio Managers” section of the Prospectus, the paragraph regarding the fund on page 89 is deleted and replaced with the following:

Carillon Eagle Growth & Income Fund – David Blount, CFA®, Brad Erwin, CFA®, and Jeffrey D. Bilsky are Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Mr. Blount has served as the fund’s Portfolio Manager since 2011. Mr. Erwin has served as the fund’s Portfolio Manager since July 1, 2019. Mr. Bilsky has served as the fund’s Portfolio Manager since August 15, 2023. Mr. Blount joined Eagle in 1993, was a Senior Research Analyst at Eagle from 1999 through 2008 and has been a Portfolio Manager at Eagle since 2008. Mr. Erwin was previously with Eagle Asset Management from 2000 to 2007 and rejoined the firm in 2015. Mr. Bilsky is a Co-Portfolio Manager at Chartwell Investment Partners, LLC (“Chartwell”). He is also an employee of Eagle and serves as a Portfolio Manager of the fund in his capacity as an employee of Eagle. Mr. Bilsky has 18 years of investment experience. Mr. Bilsky has been with Chartwell since 2015 and with Eagle since 2023. Prior to joining Chartwell, Mr. Bilsky was employed at Cruiser Capital, a long-short hedge fund, where he served as a Portfolio Analyst. From 2008 to 2011, he was a Vice President in Institutional Sales and Trading at Hudson Securities. Prior to Hudson Securities, he spent two years at Banc of America Securities as an Analyst in Institutional Sales and Trading. Mr. Bilsky holds a Bachelor’s degree from University of Pennsylvania and an MBA from University of Pennsylvania’s Wharton School.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

CARILLON SERIES TRUST

Carillon Eagle Growth & Income Fund

SUPPLEMENT DATED AUGUST 23, 2023

TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED MARCH 1, 2023

Effective August 15, 2023, Jeffrey D. Bilsky replaced Harald Hvideberg, CFA@ as a Portfolio Manager for the Carillon Eagle Growth & Income Fund (the “fund”). Accordingly, effective as of August 15, 2023, the following changes are made to the fund’s Statement of Additional Information (“SAI”):

In the “XII. Fund Information – E. Portfolio Managers – 1) Eagle (Growth & Income, Mid Cap Growth, Small Cap Growth)” section of the SAI, sub-section B on page 104 is deleted and replaced with the following:

B. David Blount, Brad Erwin, and Jeffrey D. Bilsky (Growth & Income)

As of June 30, 2023, Messrs. Blount and Erwin are each responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	0
Other pooled investment vehicles	1	$1.6 million
Other accounts	738	$1.278 billion

As of June 30, 2023, 2023, Mr. Bilsky is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	1	$36.4 million
Other pooled investment vehicles	1	$1.6 million
Other accounts	19	$0.5 million

In none of the above “other accounts” is the advisory fee payable to Eagle based upon the account’s performance and none of the assets managed pay a performance fee. Mr. Blount’s, Mr. Erwin’s, and Mr. Bilsky’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the S&P 500 Index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of December 31, 2022, Mr. Blount owns between $100,001 and $500,000 and Mr. Erwin owns between $100,001 and $500,000 of the fund’s shares. As of July 31, 2023, Mr. Bilsky does not own any of the fund’s shares.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE